Investments In Affiliate - Jointly owned companies (Table) (Details)	12 Months Ended
Dec. 31, 2014
Steadman Maritime Co. [Member]
Affiliate jointly - owned companies [Line Items]
Vessel name or hull name	Ensenada Express
Participation percentage of Costamare Ventures	49.00%
Year of establishment or acquisition	2013-07-01
Marchant Maritime Co. [Member]
Affiliate jointly - owned companies [Line Items]
Vessel name or hull name	X-Press Padma
Participation percentage of Costamare Ventures	49.00%
Year of establishment or acquisition	2013-07-08
Horton Maritime Co. [Member]
Affiliate jointly - owned companies [Line Items]
Vessel name or hull name	Petalidi
Participation percentage of Costamare Ventures	49.00%
Year of establishment or acquisition	2013-06-26
Smales Maritime Co. [Member]
Affiliate jointly - owned companies [Line Items]
Vessel name or hull name	Elafonisos
Participation percentage of Costamare Ventures	49.00%
Year of establishment or acquisition	2013-06-06
Kemp Maritime Co. [Member]
Affiliate jointly - owned companies [Line Items]
Vessel name or hull name	Hull NCP0113
Participation percentage of Costamare Ventures	49.00%
Year of establishment or acquisition	2013-06-06
Hyde Maritime Co. [Member]
Affiliate jointly - owned companies [Line Items]
Vessel name or hull name	Hull NCP0114
Participation percentage of Costamare Ventures	49.00%
Year of establishment or acquisition	2013-06-06
Ainsley Maritime Co. [Member]
Affiliate jointly - owned companies [Line Items]
Vessel name or hull name	Hull NCP0115
Participation percentage of Costamare Ventures	25.00%
Year of establishment or acquisition	2013-06-25
Ambrose Maritime Co. [Member]
Affiliate jointly - owned companies [Line Items]
Vessel name or hull name	Hull NCP0116
Participation percentage of Costamare Ventures	25.00%
Year of establishment or acquisition	2013-06-25
Benedict Maritime Co. [Member]
Affiliate jointly - owned companies [Line Items]
Vessel name or hull name	Hull HN2121
Participation percentage of Costamare Ventures	40.00%
Year of establishment or acquisition	2013-10-16
Bertrand Maritime Co. [Member]
Affiliate jointly - owned companies [Line Items]
Vessel name or hull name	Hull HN2122
Participation percentage of Costamare Ventures	40.00%
Year of establishment or acquisition	2013-10-16
Beardmore Maritime Co. [Member]
Affiliate jointly - owned companies [Line Items]
Vessel name or hull name	Hull HN2123
Participation percentage of Costamare Ventures	40.00%
Year of establishment or acquisition	2013-12-23
Schofield Maritime Co. [Member]
Affiliate jointly - owned companies [Line Items]
Vessel name or hull name	Hull HN2124
Participation percentage of Costamare Ventures	40.00%
Year of establishment or acquisition	2013-12-23
Fairbank Maritime Co. [Member]
Affiliate jointly - owned companies [Line Items]
Vessel name or hull name	Hull HN2125
Participation percentage of Costamare Ventures	40.00%
Year of establishment or acquisition	2013-12-23
Connell Maritime Co. [Member]
Affiliate jointly - owned companies [Line Items]
Vessel name or hull name	n/a
Participation percentage of Costamare Ventures	40.00%
Year of establishment or acquisition	2013-12-18